UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 190733
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)

Sparkline Intangible Value ETF Ticker: ITAN Listed on: NYSE Arca, Inc.	November 30, 2025 Semi-Annual Shareholder Report https://etf.sparklinecapital.com/itan/

This semi-annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.50%

KEY FUND STATISTICS (as of Period End)
Net Assets	$64,070,429	Portfolio Turnover Rate*	18%
# of Portfolio Holdings	158	Advisory Fees Paid	$124,169
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	26.7%
Health Care	16.8%
Industrials	16.7%
Communication Services	15.7%
Consumer Discretionary	11.8%
Financials	6.5%
Consumer Staples	2.9%
Materials	1.5%
Energy	0.4%
Real Estate	0.4%
Cash and Cash Equivalents	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.6%
International Business Machines Corp.	2.1%
Intel Corp.	1.8%
AT&T, Inc.	1.7%
Merck & Co., Inc.	1.6%
Cisco Systems, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Accenture PLC - Class A	1.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/itan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: November 30, 2025

Sparkline International Intangible Value ETF Ticker: DTAN Listed on: NYSE Arca, Inc.	November 30, 2025 Annual Shareholder Report https://etf.sparklinecapital.com/dtan/

This semi-annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.55%

KEY FUND STATISTICS (as of Period End)
Net Assets	$14,660,519	Portfolio Turnover Rate*	15%
# of Portfolio Holdings	120	Advisory Fees Paid	$34,258
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	19.1%
Germany	18.8%
France	14.7%
United Kingdom	14.3%
Switzerland	9.9%
Sweden	5.5%
Netherlands	5.0%
Canada	3.9%
Finland	1.4%
Australia	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG	3.8%
Novartis AG	3.2%
AstraZeneca PLC	3.0%
L'Oreal SA	2.8%
Sony Group Corp.	2.8%
Siemens AG	2.7%
Toyota Motor Corp.	2.6%
Shell PLC	2.4%
Sanofi SA	2.2%
Hitachi Ltd.	2.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/dtan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2025

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 15.7%
Alternative Carriers - 0.3%
Lumen Technologies, Inc. (a)	22,640	$183,611

Broadcasting - 0.4%
Paramount Skydance Corp.	17,149	274,727

Cable & Satellite - 1.6%
Charter Communications, Inc. - Class A (a)	1,715	343,206
Comcast Corp. - Class A	20,303	541,887
Sirius XM Holdings, Inc.	7,158	152,179
		1,037,272
Integrated Telecommunication Services - 3.0%
AT&T, Inc.	40,729	1,059,768
Verizon Communications, Inc.	20,398	838,562
		1,898,330
Interactive Home Entertainment - 0.5%
Electronic Arts, Inc.	1,642	331,733

Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A	5,291	1,694,072
Alphabet, Inc. - Class C	5,282	1,690,874
Match Group, Inc.	5,059	168,515
Pinterest, Inc. - Class A (a)	7,081	184,956
Snap, Inc. - Class A (a)	36,391	279,483
		4,017,900
Movies & Entertainment - 2.4%
Roku, Inc. (a)	2,343	226,779
Walt Disney Co.	7,411	774,227
Warner Bros Discovery, Inc. (a)	23,636	567,264
		1,568,270
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	3,586	749,510
Total Communication Services		10,061,353

Consumer Discretionary - 11.8%
Apparel Retail - 0.5%
Abercrombie & Fitch Co. - Class A (a)	1,810	177,145
Urban Outfitters, Inc. (a)	2,113	156,510
		333,655
Apparel, Accessories & Luxury Goods - 0.6%
Tapestry, Inc.	2,188	239,105
VF Corp.	7,925	138,687
		377,792

The accompanying notes are an integral part of these financial statements.

1

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Automobile Manufacturers - 2.3%
Ford Motor Co.	42,644	$566,312
General Motors Co.	9,042	664,768
Rivian Automotive, Inc. - Class A (a)	15,339	258,616
		1,489,696
Automotive Parts & Equipment - 0.8%
Aptiv PLC (a)	2,451	190,075
Autoliv, Inc.	1,159	136,750
BorgWarner, Inc.	3,932	169,312
		496,137
Broadline Retail - 5.0%
Amazon.com, Inc. (a)	11,168	2,604,601
eBay, Inc.	5,177	428,604
Etsy, Inc. (a)	3,191	173,016
		3,206,221
Casinos & Gaming - 0.2%
MGM Resorts International (a)	4,325	152,629

Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	3,915	310,381

Education Services - 0.2%
Stride, Inc. (a)	1,729	109,843

Homefurnishing Retail - 0.5%
Wayfair, Inc. - Class A (a)	2,722	301,598

Hotels, Resorts & Cruise Lines - 0.7%
Expedia Group, Inc.	1,812	463,310

Leisure Products - 0.3%
Hasbro, Inc.	2,735	225,911

Specialized Consumer Services - 0.2%
H&R Block, Inc.	2,341	98,603
Total Consumer Discretionary		7,565,776

Consumer Staples - 2.9%
Brewers - 0.3%
Molson Coors Beverage Co. - Class B	3,783	175,947

Consumer Staples Merchandise Retail - 0.8%
Target Corp.	5,421	491,251

The accompanying notes are an integral part of these financial statements.

2

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Food Retail - 0.9%
Albertsons Cos., Inc. - Class A	12,304	$225,532
Kroger Co.	5,727	385,313
		610,845
Packaged Foods & Meats - 0.9%
General Mills, Inc.	5,052	239,212
Kraft Heinz Co.	5,228	133,366
Tyson Foods, Inc. - Class A	4,014	233,013
		605,591
Total Consumer Staples		1,883,634

Energy - 0.4%
Oil & Gas Equipment & Services - 0.4%
Halliburton Co.	10,939	286,821

Financials - 6.5%
Commercial & Residential Mortgage Finance - 0.7%
Rocket Cos., Inc. - Class A	21,482	429,210

Consumer Finance - 1.7%
Ally Financial, Inc.	5,108	210,960
Capital One Financial Corp.	4,036	884,167
		1,095,127
Diversified Banks - 1.3%
Wells Fargo & Co.	9,980	856,783

Life & Health Insurance - 0.5%
Prudential Financial, Inc.	2,700	292,275

Property & Casualty Insurance - 0.7%
Allstate Corp.	2,157	459,398

Transaction & Payment Processing Services - 1.6%
Block, Inc. (a)	7,030	469,604
PayPal Holdings, Inc.	8,840	554,180
		1,023,784
Total Financials		4,156,577

Health Care - 16.8%
Biotechnology - 2.2%
Biogen, Inc. (a)	2,095	381,479
Exact Sciences Corp. (a)	3,594	364,036
Gilead Sciences, Inc.	5,092	640,777
		1,386,292

The accompanying notes are an integral part of these financial statements.

3

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Health Care Distributors - 0.6%
Cardinal Health, Inc.	1,819	$386,101

Health Care Equipment - 3.2%
Baxter International, Inc.	12,899	241,727
Becton Dickinson & Co.	2,605	505,422
Hologic, Inc. (a)	2,618	196,272
Masimo Corp. (a)	840	119,641
Medtronic PLC	9,028	950,919
		2,013,981
Health Care Services - 2.8%
CVS Health Corp.	9,525	765,429
DaVita, Inc. (a)	1,414	169,228
Guardant Health, Inc. (a)	2,496	270,616
Labcorp Holdings, Inc.	1,201	322,805
Quest Diagnostics, Inc.	1,484	280,743
		1,808,821
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. - Class A (a)	626	203,362
Illumina, Inc. (a)	2,759	362,671
IQVIA Holdings, Inc. (a)	1,804	414,938
		980,971
Managed Health Care - 1.2%
Centene Corp. (a)	8,361	328,922
Humana, Inc.	1,350	331,789
Molina Healthcare, Inc. (a)	854	126,614
		787,325
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	12,739	626,759
Elanco Animal Health, Inc. (a)	11,016	256,342
Jazz Pharmaceuticals PLC (a)	1,448	255,616
Merck & Co., Inc.	10,073	1,055,953
Pfizer, Inc.	36,791	947,000
Viatris, Inc.	24,884	266,010
		3,407,680
Total Health Care		10,771,171

Industrials - 16.7%
Aerospace & Defense - 6.0%
Boeing Co. (a)	3,581	676,809
General Dynamics Corp.	1,441	492,289
L3Harris Technologies, Inc.	1,779	495,789
Lockheed Martin Corp.	1,156	529,286
Northrop Grumman Corp.	1,031	589,990
The accompanying notes are an integral part of these financial statements.

4

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Industrials - 16.7% (Continued)
RTX Corp.	4,716	$824,875
Textron, Inc.	2,592	215,551
		3,824,589
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	1,613	170,913

Air Freight & Logistics - 1.0%
FedEx Corp.	2,243	618,350

Building Products - 0.2%
Johnson Controls International PLC	913	106,191

Construction & Engineering - 0.6%
AECOM	2,135	220,183
Fluor Corp. (a)	3,382	145,189
		365,372
Construction Machinery & Heavy Transportation Equipment - 0.9%
Cummins, Inc.	1,211	603,054

Data Processing & Outsourced Services - 0.3%
Genpact Ltd.	3,911	172,319

Electrical Components & Equipment - 0.5%
Rockwell Automation, Inc.	426	168,637
Sunrun, Inc. (a)	8,665	175,466
		344,103
Industrial Conglomerates - 1.9%
3M Co.	3,057	525,957
Honeywell International, Inc.	3,698	710,718
		1,236,675
Industrial Machinery & Supplies & Components - 0.4%
Stanley Black & Decker, Inc.	3,332	238,305

Passenger Airlines - 2.4%
Alaska Air Group, Inc. (a)	3,359	143,967
American Airlines Group, Inc. (a)	17,635	247,772
Delta Air Lines, Inc.	6,635	425,304
Southwest Airlines Co.	7,756	269,986
United Airlines Holdings, Inc. (a)	4,566	465,549
		1,552,578
Passenger Ground Transportation - 0.5%
Avis Budget Group, Inc. (a)	763	103,676
The accompanying notes are an integral part of these financial statements.

5

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Passenger Ground Transportation - 0.5% (Continued)
Lyft, Inc. - Class A (a)	11,016	$231,667
		335,343
Research & Consulting Services - 1.7%
Booz Allen Hamilton Holding Corp.	2,862	238,862
CACI International, Inc. - Class A (a)	453	279,546
Jacobs Solutions, Inc.	1,875	252,769
Leidos Holdings, Inc.	1,766	337,483
		1,108,660
Total Industrials		10,676,452

Information Technology - 26.7% (b)
Application Software - 4.8%
Adobe, Inc. (a)	1,142	365,588
Docusign, Inc. (a)	3,932	272,684
Dropbox, Inc. - Class A (a)	7,295	217,975
Nutanix, Inc. - Class A (a)	3,412	163,094
Pegasystems, Inc.	3,563	195,145
Salesforce, Inc.	3,927	905,331
Unity Software, Inc. (a)	6,215	264,262
Workday, Inc. - Class A (a)	1,783	384,450
Zoom Communications, Inc. - Class A (a)	3,525	299,484
		3,068,013
Communications Equipment - 2.6%
Ciena Corp. (a)	1,999	408,216
Cisco Systems, Inc.	13,581	1,044,922
F5, Inc. (a)	921	220,266
		1,673,404
Electronic Components - 0.7%
Corning, Inc.	4,998	420,832

Electronic Equipment & Instruments - 0.9%
Itron, Inc. (a)	1,154	114,292
Trimble, Inc. (a)	3,017	245,644
Zebra Technologies Corp. - Class A (a)	899	227,223
		587,159
Electronic Manufacturing Services - 1.3%
Jabil, Inc.	1,446	304,687
TE Connectivity PLC	1,811	409,557
TTM Technologies, Inc. (a)	1,927	135,237
		849,481
Internet Services & Infrastructure - 1.3%
Akamai Technologies, Inc. (a)	3,137	280,824
Okta, Inc. (a)	3,126	251,111
The accompanying notes are an integral part of these financial statements.

6

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 1.3% (Continued)
Twilio, Inc. - Class A (a)	2,356	$305,550
		837,485
IT Consulting & Other Services - 4.8%
Accenture PLC - Class A	3,833	958,250
Amdocs Ltd.	1,915	146,459
Cognizant Technology Solutions Corp. - Class A	6,127	476,129
International Business Machines Corp.	4,267	1,316,711
Kyndryl Holdings, Inc. (a)	7,055	182,231
		3,079,780
Semiconductor Materials & Equipment - 0.5%
MKS, Inc.	1,030	161,082
Qnity Electronics, Inc.	1,790	145,151
		306,233
Semiconductors - 5.8%
Intel Corp. (a)	27,878	1,130,732
Micron Technology, Inc.	3,455	817,038
NXP Semiconductors NV	2,079	405,280
Qorvo, Inc. (a)	2,182	187,412
QUALCOMM, Inc.	6,007	1,009,717
Skyworks Solutions, Inc.	2,740	180,703
		3,730,882
Systems Software - 0.2%
UiPath, Inc. - Class A (a)	9,478	131,365

Technology Hardware, Storage & Peripherals - 3.8%
Dell Technologies, Inc. - Class C	4,681	624,211
Hewlett Packard Enterprise Co.	17,024	372,315
HP, Inc.	14,650	357,753
NetApp, Inc.	2,976	332,003
Pure Storage, Inc. - Class A (a)	1,380	122,765
Western Digital Corp.	3,570	583,088
		2,392,135
Total Information Technology		17,076,769

Materials - 1.5%
Commodity Chemicals - 0.4%
Dow, Inc.	10,528	251,093

Specialty Chemicals - 1.1%
DuPont de Nemours, Inc.	7,710	306,627
Eastman Chemical Co.	2,554	158,552
The accompanying notes are an integral part of these financial statements.

7

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares		Value
Specialty Chemicals - 1.1% (Continued)
PPG Industries, Inc.	2,474		$247,499
			712,678
Total Materials			963,771

Real Estate - 0.4%
Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	832		270,974
TOTAL COMMON STOCKS (Cost $53,946,345)			63,713,298

RIGHTS - 0.0% (c)
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	14,719		0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.92% (e)	288,543		288,543
TOTAL MONEY MARKET FUNDS (Cost $288,543)			288,543

TOTAL INVESTMENTS - 99.9% (Cost $54,234,888)			$64,001,841
Other Assets in Excess of Liabilities - 0.1%		0.00107	68,588
TOTAL NET ASSETS - 100.0%			$64,070,429

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

8

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Australia - 1.3%
Atlassian Corp. - Class A (a)	969	$144,885
Worley Ltd.	5,021	43,882
		188,767

Belgium - 0.4%
Solvay SA	1,793	57,214

Canada - 3.9%
Air Canada (a)	3,148	42,846
Bausch Health Cos., Inc. (a)	6,732	42,748
BlackBerry Ltd. (a)	8,412	34,311
Bombardier, Inc. - Class B (a)	664	110,278
BRP, Inc.	707	49,322
Canadian Tire Corp. Ltd. - Class A	489	59,494
CGI, Inc.	1,142	101,717
Empire Co. Ltd.	1,627	59,902
Open Text Corp.	2,121	71,351
		571,969

China - 0.7%
Lenovo Group Ltd.	86,787	107,903

Denmark - 1.1%
Bavarian Nordic AS (a)	1,084	31,116
Genmab AS (a)	303	95,990
GN Store Nord AS (a)	2,208	35,524
		162,630

Finland - 1.4%
Konecranes Oyj	567	58,061
Nokia Oyj	23,759	144,516
		202,577

France - 14.7%
Airbus SE	1,305	309,590
Alstom SA (a)	4,157	108,723
Arkema SA	1,094	66,581
Capgemini SE	787	123,099
Cie Generale des Etablissements Michelin SCA	2,951	96,391
Criteo SA - ADR (a)	1,257	24,989
EssilorLuxottica SA	728	260,769
Forvia SE (a)	3,584	50,320
L'Oreal SA	936	407,934
The accompanying notes are an integral part of these financial statements.

9

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
France - 14.7% (Continued)
Orange SA	10,489	$172,705
Renault SA	2,422	96,873
Sanofi SA	3,309	329,284
Teleperformance SE	628	43,168
Valeo SE	3,875	48,965
Worldline SA/France (a)(b)	7,422	13,177
		2,152,568

Germany - 18.8%
adidas AG	746	138,845
BASF SE	4,093	213,244
Bayer AG	5,419	191,688
Bayerische Motoren Werke AG	2,384	243,542
Continental AG	1,469	110,012
Deutz AG	3,121	28,790
Evonik Industries AG	4,843	74,572
Fresenius Medical Care AG	1,599	76,535
HelloFresh SE (a)	3,749	26,927
HUGO BOSS AG	1,074	47,680
KION Group AG	1,231	92,203
LANXESS AG	1,839	37,279
Mercedes-Benz Group AG	3,640	245,649
Puma SE	2,526	58,474
SAP SE	607	146,888
Siemens AG	1,490	394,712
Siemens Energy AG (a)	2,372	317,346
Siemens Healthineers AG (b)	3,712	184,521
thyssenkrupp AG	6,936	75,733
Wacker Chemie AG	587	45,159
		2,749,799

Ireland - 0.6%
Aptiv PLC (a)	1,199	92,982

Israel - 0.9%
Nice Ltd. (a)	633	65,990
Playtika Holding Corp.	6,660	26,973
SolarEdge Technologies, Inc. (a)	1,215	44,384
		137,347

The accompanying notes are an integral part of these financial statements.

10

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Italy - 0.7%
Leonardo SpA	967	$52,636.00
Saipem SpA	18,960	51,634
		104,270

Japan - 19.1%
Bridgestone Corp.	3,571	167,411
Brother Industries Ltd.	2,509	50,195
Eisai Co. Ltd.	2,363	74,080
FUJIFILM Holdings Corp.	6,784	145,925
Fujitsu Ltd.	7,843	208,220
Hitachi Ltd.	10,324	328,348
Honda Motor Co. Ltd.	18,074	181,891
Horiba Ltd.	396	36,645
Konica Minolta, Inc.	11,296	47,453
Mazda Motor Corp.	5,925	43,355
Mitsui Chemicals, Inc.	2,147	54,099
Nikon Corp.	4,356	50,377
Nissan Motor Co. Ltd. (a)	34,541	84,957
Omron Corp.	1,900	48,642
Panasonic Holdings Corp.	13,376	167,965
Sharp Corp./Japan (a)	7,235	36,058
Shiseido Co. Ltd.	3,300	46,921
Sony Group Corp.	13,772	403,360
Takeda Pharmaceutical Co. Ltd.	7,216	208,158
Toyota Motor Corp.	18,750	376,068
Yamaha Corp.	5,500	38,045
		2,798,173

Jersey - 0.2%
Novocure Ltd. (a)	2,319	29,706

Netherlands - 5.0%
Akzo Nobel NV	1,159	75,365
Arcadis NV	1,162	51,398
Fugro NV	2,483	25,023
Koninklijke Philips NV	5,446	153,305
NXP Semiconductors NV	943	183,828
Randstad NV	1,763	68,572
Signify NV (b)	2,138	50,460
Stellantis NV	12,064	128,688
		736,639

The accompanying notes are an integral part of these financial statements.

11

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Norway - 0.5%
Yara International ASA	2,093	$76,434

Spain - 0.5%
Grifols SA	5,589	68,289

Sweden - 5.5%
Autoliv, Inc.	700	82,593
Electrolux AB - Class B (a)	4,243	26,947
H & M Hennes & Mauritz AB - Class B	6,501	117,954
Saab AB	2,040	102,765
Securitas AB - Class B	4,556	69,490
Telefonaktiebolaget LM Ericsson - Class B	17,258	166,490
Volvo AB - Class B	8,112	242,987
		809,226

Switzerland - 9.9%
Adecco Group AG	2,261	63,232
Amcor PLC	11,667	99,403
Logitech International SA	744	83,655
Novartis AG	3,594	467,564
Roche Holding AG	1,445	553,098
STMicroelectronics NV	5,315	121,964
Transocean Ltd. (a)	12,368	54,543
		1,443,459

United Kingdom - 14.3%
AstraZeneca PLC	2,356	435,797
Barclays PLC	33,674	191,780
BT Group PLC	44,070	105,558
Capri Holdings Ltd. (a)	1,472	37,345
Clarivate PLC (a)	10,896	40,969
GSK PLC	12,559	297,741
Johnson Matthey PLC	2,438	64,221
Marks & Spencer Group PLC	13,987	64,375
Pearson PLC	4,981	65,775
Serco Group PLC	13,662	46,224
Shell PLC	9,748	359,166
Smith & Nephew PLC	5,662	94,022
Standard Chartered PLC	8,134	180,185
Vodafone Group PLC	94,170	117,198
		2,100,356
TOTAL COMMON STOCKS (Cost $12,920,617)		14,590,308

The accompanying notes are an integral part of these financial statements.

12

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.92% (c)	31,342	$31,342
TOTAL MONEY MARKET FUNDS (Cost $31,342)		31,342

TOTAL INVESTMENTS - 99.7% (Cost $12,951,959)		$14,621,650
Other Assets in Excess of Liabilities - 0.3%		38,869
TOTAL NET ASSETS - 100.0%		$14,660,519

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $248,158 or 1.7% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

13

SPARKLINE CAPITAL ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF
ASSETS:
Investments, at value (See Note 2)	$64,001,841	$14,621,650
Dividends receivable	93,465	30,979
Dividend tax reclaims receivable	321	14,407
Receivable for investments sold	—	15
Total assets	64,095,627	14,667,051

LIABILITIES:
Payable to adviser (See Note 3)	25,198	6,532
Total liabilities	25,198	6,532
NET ASSETS	$64,070,429	$14,660,519

NET ASSETS CONSIST OF:
Paid-in capital	$53,338,340	$12,724,059
Total distributable earnings	10,732,089	1,936,460
Total net assets	$64,070,429	$14,660,519

Net Assets	$64,070,429	$14,660,519
Shares issued and outstanding(a)	1,760,000	480,000
Net asset value per share	$36.40	$30.54

COST:
Investments, at cost	$54,234,888	$12,951,959

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF
INVESTMENT INCOME:
Dividend income	$419,143	$134,362
Less: Issuance fees	(10)	—
Less: Dividend withholding taxes, net	(917)	(11,944)
Securities lending income (See Note 4)	5	—
Total investment income	418,221	122,418

EXPENSES:
Investment advisory fees (See Note 3)	124,169	34,258
Total expenses	124,169	34,258
NET INVESTMENT INCOME (LOSS)	294,052	88,160

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(837,934)	(105,264)
In-kind redemptions	2,695,078	333,199
Foreign currency translation	—	(2,931)
Net realized gain (loss)	1,857,144	225,004
Net change in unrealized appreciation (depreciation) on:
Investments	6,308,293	689,792
Foreign currency translation	—	(1,037)
Net change in unrealized appreciation (depreciation)	6,308,293	688,755
Net realized and unrealized gain (loss)	8,165,437	913,759
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,459,489	$1,001,919

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sparkline Intangible Value ETF		Sparkline International Intangible Value ETF
	Period ended November 30, 2025 (Unaudited)	Year ended May 31, 2025	Period ended November 30, 2025 (Unaudited)	Period ended May 31, 2025(a)
OPERATIONS
Net investment income (loss)	$294,052	$427,225	$88,160	$151,841
Net realized gain (loss)	1,857,144	3,502,970	225,004	23,165
Net change in unrealized appreciation (depreciation)	6,308,293	(36,475)	688,755	981,032
Net increase (decrease) in net assets from operations	8,459,489	3,893,720	1,001,919	1,156,038

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(345,107)	(335,499)	(123,862)	(34,291)
Total distributions to shareholders	(345,107)	(335,499)	(123,862)	(34,291)

CAPITAL TRANSACTIONS:
Shares sold	23,516,646	14,595,896	5,319,756	8,765,836
Shares redeemed	(6,999,581)	(14,209,053)	(1,161,136)	(267,251)
ETF transaction fees (See Note 1)	—	—	3,339	171
Net increase (decrease) in net assets from capital transactions	16,517,065	386,843	4,161,959	8,498,756

NET INCREASE (DECREASE) IN NET ASSETS	24,631,447	3,945,064	5,040,016	9,620,503

NET ASSETS:
Beginning of the period	39,438,982	35,493,918	9,620,503	—
End of the period	$64,070,429	$39,438,982	$14,660,519	$9,620,503

SHARES TRANSACTIONS
Shares sold	690,000	490,000	180,000	350,000
Shares redeemed	(210,000)	(480,000)	(40,000)	(10,000)
Total increase (decrease) in shares outstanding	480,000	10,000	140,000	340,000

(a) Inception date of the Fund was September 9, 2024.

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Sparkline Intangible Value ETF
11/30/2025(f)	$30.81	0.20	5.62	5.82	(0.23)	(0.23)	—	$36.40	18.96%	$64,070	0.50%	1.18%	18%
5/31/2025	$27.95	0.35	2.79	3.14	(0.28)	(0.28)	—	$30.81	11.28%	$39,439	0.50%	1.16%	31%
5/31/2024	$22.74	0.33	5.18	5.51	(0.30)	(0.30)	—	$27.95	24.37%	$35,494	0.50%	1.30%	35%
5/31/2023	$22.51	0.28	0.12	0.40	(0.17)	(0.17)	—	$22.74	1.85%	$22,512	0.50%	1.28%	56%
5/31/2022(g)	$25.00	0.21	(2.58)	(2.37)	(0.12)	(0.12)	—	$22.51	-9.55%	$4,277	0.50%	0.93%	49%
Sparkline International Intangible Value ETF
11/30/2025(f)	$28.30	0.21	2.32	2.53	(0.30)	(0.30)	0.01	$30.54	9.02%	$14,661	0.55%	1.42%	15%
5/31/2025(h)	$24.91	0.68	2.92	3.60	(0.21)	(0.21)	0.00(i)	$28.30	14.56%	$9,621	0.55%	3.58%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was June 28, 2021.
(h)	Inception date of the Fund was September 9, 2024.
(i)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (“ITAN”) and Sparkline International Intangible Value ETF (“DTAN”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ITAN	June 28, 2021	10,000	NYSE Arca, Inc.
DTAN	September 9, 2024	10,000	NYSE Arca, Inc.

The investment objective for each Fund is to:

Fund	Investment Objective
ITAN	seek long-term capital appreciation.
DTAN	seek to achieve capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from June 1, 2025 to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ITAN
Investments
Common Stocks	$63,713,298	$—	$—	$63,713,298
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	288,543	—	—	288,543
Total Investments	$64,001,841	$—	$ 0(a)(b)	$64,001,841

DTAN
Investments
Common Stocks	$14,590,308	$—	$—	$14,590,308
Money Market Funds	31,342	—	—	31,342
Total Investments	$14,621,650	$—	$—	$14,621,650

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Represents less than $0.005 of Net Assets.
(b) Management has determined that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the respective fund.
During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation" and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on quarterly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended May 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ITAN	$(3,998,931)	$3,998,931
DTAN	$(63,344)	$63,344

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ITAN	0.50%
DTAN	0.55%

Sparkline Capital LP (the “Sub-Adviser”) serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, there were no securities of the Funds out to loan.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable fund during the current fiscal period was as follows:

ITAN	$5

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ITAN	$9,679,662	$9,232,014
DTAN	3,254,697	1,822,275

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ITAN	$22,767,688	$6,891,857
DTAN	3,893,594	1,135,054

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended May 31, 2025, for each Fund were as follows:

	ITAN	DTAN
Tax cost of Investments	$36,897,135	$8,647,668
Gross tax unrealized appreciation	5,759,953	1,194,338
Gross tax unrealized depreciation	(3,149,121)	(261,838)
Net tax unrealized appreciation (depreciation)	$2,610,832	$932,500
Undistributed ordinary income	171,835	124,770
Undistributed long-term gain	—	—
Total distributable earnings	171,835	124,770
Other accumulated gain (loss)	(164,960)	1,133
Total accumulated gain (loss)	$2,617,707	$1,058,403

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended May 31, 2025, there were no post-October late year losses and post-October capital losses.

At the fiscal period ended May 31, 2025, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ITAN	$164,960	$—
DTAN	$—	$—

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended May 31, 2025, were as follows:

	Current Fiscal Period	Fiscal Period Ended May 31, 2025
	Ordinary Income
ITAN	$345,107	$335,499
DTAN(a)	$123,862	$34,291

(a) Inception date of the Fund was September 9, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

SPARKLINE CAPITAL ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended May 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

ITAN	100.00%
DTAN	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2025 were as follows:

ITAN	100.00%
DTAN	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the fiscal period ended May 31, 2025 were as follows:

ITAN	0.00%
DTAN	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 28, 2026